Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs outstanding:

	Restricted Stock Units	Performance Stock Units	Total
	(Number)
Outstanding
January 1, 2023	82,492	—	82,492
Granted during the year (1)	609,860	112,268	722,128
Settled during the year	(18,132)	—	(18,132)
Transferred during the year	(20,098)	—	(20,098)
Forfeited during the year	(77,497)	(7,245)	(84,742)
December 31, 2023	576,625	105,023	681,648
Granted during the year (1)	717,980	92,655	810,635
Transferred during the year	(212,160)	(35,007)	(247,167)
Forfeited during the year	(88,638)	(6,004)	(94,642)
December 31, 2024	993,807	156,667	1,150,474
Granted during the year (1)	634,589	73,583	708,172
Settled during the year	(60,056)	(15,716)	(75,772)
Transferred during the year	(321,351)	(46,588)	(367,939)
Forfeited during the year	(67,161)	(2,688)	(69,849)
December 31, 2025	1,179,828	165,258	1,345,086
Specified by vesting date
2026	566,011	86,659	652,670
2027	411,030	54,066	465,096
2028	202,787	24,533	227,320
December 31, 2025	1,179,828	165,258	1,345,086
(1)
The fair value of RSUs and PSUs is determined on the basis of the closing ADS price on the grant date. The fair value of one RSU and one PSU at the date of grant was €150.40, €141.01 and €105.96 for the years ended December 31, 2025, 2024 and 2023, respectively.

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements, in warrants:

	Warrants (number)	Weighted Average Exercise Price (EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the year	395,275	91.07
Exercised during the year (1)	(555,144)	17.76
Forfeited during the year	(180,358)	115.79
December 31, 2023	6,523,784	86.38
Vested at the reporting date	5,273,056	80.02
Granted during the year	504,105	122.48
Exercised during the year (1)	(682,048)	43.35
Forfeited during the year	(141,719)	107.85
December 31, 2024	6,204,122	93.25
Vested at the reporting date	5,226,643	89.33
Granted during the year	434,883	148.06
Exercised during the year (1)	(1,287,921)	68.76
Forfeited during the year	(128,243)	109.52
Expired during the year	(250)	15.68
December 31, 2025	5,222,591	103.24
Vested at the reporting date	4,419,487	97.98
(1)
The weighted average share price (listed in $) at the date of exercise was €162.08, €135.86 and €98.10 for the years ended December 31, 2025, 2024 and 2023, respectively.

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2025 per grant year.

	Outstanding Warrants (number)	Weighted Average Exercise Price (EUR)	Weighted Average Remaining Life (months)
Granted before January 1, 2023	4,208,147	97.25	50
Granted in 2023	175,231	92.48	89
Granted in 2024	430,190	122.52	102
Granted in 2025	409,023	149.15	113
Outstanding at December 31, 2025	5,222,591	103.24	61

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes option-pricing model and the calculated fair values for warrant grants in 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	49-50%	50%	49-51%
Risk-free interest rate	2.00 - 2.32%	1.71 - 2.57%	2.40 - 2.97%
Expected life of warrants (years)	6.0	6.0	6.0
Weighted average exercise price	€148.06	€122.48	€91.07
Fair value of warrants granted in the year	€56.45 - 87.55	€50.86 - 70.39	€37.34 - 52.03